Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

--------------------------------------------------------------------------------
We appreciate your decision to invest in the Tax-Exempt California Money Market Fund. To provide you with an update of the fund portfolio's performance, on the following pages you'll find the fund's semiannual report for the six-month period ended March 31, 1999.

Briefly, for the past six months the fund's portfolio registered solid performance and achieved its objective of providing maximum current income that is exempt from Federal and State of California income taxes while maintaining the stability of principal.

ECONOMIC REVIEW AND OUTLOOK

The U.S. economy continued to grow, as low inflation and low unemployment figures boosted consumer confidence. Meanwhile, the international uncertainty that caused the Federal Reserve Board to ease interest rates three times in late 1998 appears to have subsided, as Europe, Asia and Brazil showed signs of rebounding. These factors have helped build the expectation that the Gross Domestic Product should remain strong with at least 3% growth in both the first and second quarters of 1999. Despite this encouraging news, the Fed maintained a "wait and see" approach with regard to tightening interest rates as 1999 began to unfold.

Considering this information, we plan to take a relatively neutral approach to the Tax-Exempt California Money Market Fund's average maturity, although we will look for attractive opportunities to extend maturities, and enhance performance.

Rest assured that the fund's management is dedicated to achieving the fund's objective. Given the conditions stated above and our strategy, the Tax-Exempt California Money Market Fund should offer attractive yield potential with a high degree of stability, and continue to be an excellent place for you to invest your money.

Thank you again for your investment in the Tax-Exempt California Money Market Fund. We look forward to serving your investment needs for years to come.

FRANK J. RACHWALSKI
Frank J. Rachwalski
Vice President and Lead Portfolio Manager
May 17, 1999

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Tax-Exempt California Money Market Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

FUND RESULTS
For the six-month period ended March 31, 1999
  Net Annualized Yield         2.04%
  Equivalent Taxable Yield     3.57%

NOTES
The fund's net yield is the sum of the daily dividend rates for the period, then annualized. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare the fund with the performance of taxable money market funds. It is based upon the fund's yield and a combined Federal and State of California marginal income tax rate of 42.9%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Tax-Exempt California Money Market Fund
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PORTFOLIO OF INVESTMENTS
March 31, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
(A)VARIABLE RATE DEMAND SECURITIES
State of California
  Eastern Municipal Water District
      2.70%                                        $  5,000
  Economic Development Financing Authority
      2.75%                                           1,300
  Health Facilities Financing Authority
    Catholic Healthcare Revenue
      2.70%                                           7,500
    Scripps Memorial Hospital
      2.95%                                           3,500
    Sutter Health Revenue
      2.70%                                           3,800
  Pollution Control Financing Authority
    Occidental Geothermal, Inc. Project
      2.80%                                           1,400
    Pacific Gas and Electric Co.
      3.15%                                           9,900
    Pollution Control Revenue
      3.20%                                          11,900
  Solid Waste Disposal
      2.80%                                           5,000
  Southern California Public Power Authority
      2.75%                                           6,800
  Statewide Communities Development Authority
    Leveche LLC Project
      3.90%                                           3,835
-----------------------------------------------------------
Alameda-Contra Costa
Schools Financing Authority
      2.55%                                           1,770
-----------------------------------------------------------
Alhambra
Multifamily Housing Revenue
      4.20%                                           2,200
-----------------------------------------------------------
Anaheim
Public Improvement Corp.
      2.70%                                           1,300
-----------------------------------------------------------
Berkeley
YMCA of Berkeley
      2.75%                                           2,000
-----------------------------------------------------------
Chula Vista
Multifamily Housing Revenue
      2.70%                                           2,000
-----------------------------------------------------------
Hayward
Multifamily Housing Revenue
      2.80%                                           2,000
-----------------------------------------------------------

                                                    Value
Irvine
  Assessment District
    Improvement Bonds
      2.65%                                        $  5,200
    Limited Obligation Improvement Bonds
      3.00%                                           9,000
  Ranch Water District
      3.00%                                          13,900
-----------------------------------------------------------
Kern County
Public Facilities Project
      2.70%                                             800
-----------------------------------------------------------
Los Angeles County
  Community Development Commission
      2.70%                                           1,000
  Industrial Development Authority
      2.80%                                           1,500
  Multifamily Housing Revenue
      2.80%                                           6,565
  Pension Obligation Bonds
      2.70%                                           8,000
  Transportation Commission
      2.70%                                           3,700
-----------------------------------------------------------
Oakland County
Financing Authority Lease Revenue
      2.67%                                           7,100
-----------------------------------------------------------
Orange County
  Foothill/Eastern Transportation Corridor Agency
      2.70%                                           5,200
  Improvement Bonds
      3.00%                                          12,300
  Sanitation Districts
      3.00%                                          10,100
  Water District
      2.95%                                           1,800
-----------------------------------------------------------
Riverside County
Public Facilities Project
      2.70%                                           1,300
-----------------------------------------------------------
Roseville
Hospital Lease Revenue
      2.75%                                           4,000
-----------------------------------------------------------
Sacramento County
  Administrative Center & Courthouse Project
      2.50%                                           2,400
  Multifamily Housing Revenue
      2.65%                                           1,750
-----------------------------------------------------------

                                                                               3
Tax-Exempt California Money Market Fund
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--------------------------------------------------------------------------------

                                                    Value
San Bernardino County
Medical Center Financing Project
      2.75%                                        $ 10,000
-----------------------------------------------------------
San Jose
Multifamily Housing Revenue
      2.95%                                           4,000
-----------------------------------------------------------
San Marcos
Multifamily Housing Revenue
      2.80%                                           6,900
-----------------------------------------------------------
Santa Ana
School District
      2.70%                                           1,400
-----------------------------------------------------------
Santa Clara County
  Electric Revenue
      2.70%                                           2,200
  Hospital Facilities Authority
      2.65%                                           3,200
  Multifamily Housing Revenue
      2.70%                                           2,200
-----------------------------------------------------------
Simi Valley
Multifamily Housing Revenue
      2.65%                                           4,000
-----------------------------------------------------------
Vallejo
Industrial Development Authority
      2.85%                                           2,900
-----------------------------------------------------------
Ventura County
Triunfo Sanitation District
      2.95%                                           2,190
-----------------------------------------------------------
Woodland
Multifamily Mortgage Revenue
      2.65%                                           4,720
-----------------------------------------------------------
Puerto Rico
  Government Development Bank
      2.75%                                           1,300
  Highway and Transportation Authority
      2.65%                                           2,800
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES -- 75.5%
(average maturity: 5 days)                          214,630
-----------------------------------------------------------

                                                    Value

OTHER SECURITIES
State of California
  General Obligation
      2.50%-2.90%, 5/11/99-5/14/99                 $ 12,000
  Metropolitan Water Authority
      2.55%-2.85%, 5/14/99-7/19/99                    8,000
  Pollution Control Financing Authority
      2.80%-2.85%, 7/20/99                            3,500
  Public Capital Improvements Financing Authority
      2.95%, 6/15/99                                  1,500
-----------------------------------------------------------
Los Angeles County
Capital Asset Lease Corp.
      2.50%-2.90%, 5/11/99-6/10/99                    6,500
-----------------------------------------------------------
Orange County
Local Transportation Authority
      2.90%, 4/8/99                                   5,000
-----------------------------------------------------------
Sacramento County
Municipal Utility District
      2.85%, 7/19/99-7/22/99                         13,900
-----------------------------------------------------------
San Francisco
Airport
      2.50%-2.65%, 4/7/99-4/14/99                     7,265
-----------------------------------------------------------
Guam
Power Authority
      2.45%-2.90%, 4/14/99-4/15/99                    5,800
-----------------------------------------------------------
Puerto Rico
  General Obligation
      3.09%, 7/1/99                                   2,213
  Government Development Bank
      2.55%, 5/12/99                                  3,308
-----------------------------------------------------------

TOTAL OTHER SECURITIES--24.2%
(average maturity: 57 days)                          68,986
-----------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(average maturity: 18 days)                         283,616
-----------------------------------------------------------

CASH AND OTHER ASSETS,
LESS LIABILITIES--.3%                                   833
-----------------------------------------------------------

NET ASSETS--100%                                   $284,449
-----------------------------------------------------------

                                                                               4
Tax-Exempt California Money Market Fund
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--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at March 31, 1999.

See accompanying Notes to Financial Statements.

                                                                               5
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES          STATEMENT OF OPERATIONS
March 31, 1999 (unaudited)                   Six months ended March 31, 1999 (unaudited)
(in thousands)                               (in thousands)
-----------------------------------------------------------------------------------------------------

ASSETS
----------------------------------------------------------
Investments, at amortized cost                    $283,616
----------------------------------------------------------
Cash                                                   394
----------------------------------------------------------
Interest receivable                                    783
----------------------------------------------------------
    Total assets                                   284,793
----------------------------------------------------------

LIABILITIES AND NET ASSETS
----------------------------------------------------------
Payable for:
  Dividends                                             17
----------------------------------------------------------
  Management fee                                        71
----------------------------------------------------------
  Distribution services fee                             95
----------------------------------------------------------
  Custodian and transfer agent fees
  and related expenses                                  40
----------------------------------------------------------
  Trustees' fees and other                             121
----------------------------------------------------------
    Total liabilities                                  344
----------------------------------------------------------
Net assets applicable to
shares outstanding                                $284,449
----------------------------------------------------------

THE PRICING OF SHARES
----------------------------------------------------------
Shares outstanding                                 284,449
----------------------------------------------------------
Net asset value and
redemption price per share                           $1.00
----------------------------------------------------------

See accompanying Notes to Financial Statements.

INTEREST INCOME                                     $3,095
----------------------------------------------------------
EXPENSES:
  Management fee                                       267
----------------------------------------------------------
  Distribution services fee                            360
----------------------------------------------------------
  Custodian and transfer agent
  fees and related expenses                            123
----------------------------------------------------------
  Professional fees                                     11
----------------------------------------------------------
  Reports to shareholders                               46
----------------------------------------------------------
  Registration fees                                     13
----------------------------------------------------------
  Trustees' fees and other                              42
----------------------------------------------------------
    Total expenses                                     862
----------------------------------------------------------
Net investment income                               $2,233
----------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
---------------------------------------------------------

                            Six months ended
                               March 31,        Year ended
                                  1999         September 30,
                              (unaudited)          1998
                            ----------------   -------------
OPERATIONS, DIVIDENDS AND
  CAPITAL SHARE ACTIVITY
Net investment income          $   2,233         $  3,745
------------------------------------------------------------

Dividends to shareholders
from net investment income        (2,233)          (3,745)
------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
(DOLLAR AMOUNTS AND NUMBER
OF SHARES ARE THE SAME):
  Shares sold                    798,834          807,819
------------------------------------------------------------
  Shares issued in
  reinvestment
  of dividends                     2,215            3,616
------------------------------------------------------------
                                 801,049          811,435
  Shares redeemed               (681,537)        (763,930)
------------------------------------------------------------
Net increase from capital
share transactions and
total increase in net
assets                           119,512           47,505
------------------------------------------------------------
NET ASSETS:
Beginning of period              164,937          117,432
------------------------------------------------------------
End of period                  $ 284,449          164,937
------------------------------------------------------------

                                                                               6
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Tax-Exempt California Money Market Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of premium on investments.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, the fund determines its net asset value per share at 11:00 a.m., 3:00 p.m. and 8:00 p.m. Chicago time by dividing the total value of the fund's investments and other assets, less liabilities, by the number of fund shares outstanding. The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the fund.

FEDERAL INCOME TAXES
The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the six months ended March 31, 1999, the fund incurred a management fee of $267,000.

DISTRIBUTION AGREEMENT

The fund has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For distribution services, the fund pays KDI an annual fee of .33% of average daily net assets of the fund. KDI has related service agreements with various firms to provide cash management and other services for fund shareholders. Under these agreements, KDI pays such firms at an annual rate ranging from .15% to .33% of the average daily net assets of those accounts that they maintain and service. During the six months ended March 31, 1999, the fund incurred a distribution services fee of $360,000.

                                                                               7
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER SERVICES AGREEMENT

Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC received shareholder services fees of $118,000 for the six months ended March 31, 1999.

OFFICERS AND TRUSTEES
Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the six months ended March 31, 1999, the fund made no payments to its officers and incurred trustees' fees of $11,000 to independent trustees.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six months
                                                                ended
                                                              March 31,             Year ended September 30,
                                                                1999        ----------------------------------------
                                                             (unaudited)     1998       1997       1996       1995
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $1.00        1.00       1.00       1.00       1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                              .01          .03        .03        .03        .03
--------------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .01          .03        .03        .03        .03
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00         1.00       1.00       1.00       1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     1.02%        2.71       2.91       2.93       3.23
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                           .78%         .74        .78        .72        .75
--------------------------------------------------------------------------------------------------------------------
Net investment income                                             2.02%        2.66       2.78       2.88       3.16
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets at end of period (in thousands)                    $284,449      164,937    117,432    118,884    105,292
--------------------------------------------------------------------------------------------------------------------

                                                                               8
Tax-Exempt California Money Market Fund
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SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held. Tax-Exempt California Money Market Fund shareholders were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. and approval to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The second proposal (Proposal #2) did not receive sufficient votes to approve the proposed changes and the meeting was adjourned. When the meeting reconvened on January 25, 1999, Proposal #2 did not pass. The following are the results.

1.) APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND
    SCUDDER KEMPER INVESTMENTS, INC. THIS ITEM WAS APPROVED.

         FOR       AGAINST     ABSTAIN
      ---------------------------------
      144,029,182 1,993,924   1,551,714

2.) TO MODIFY OR ELIMINATE CERTAIN POLICIES AND TO ELIMINATE THE SHAREHOLDER
    APPROVAL REQUIREMENT AS TO CERTAIN OTHER MATTERS. THERE WAS AN INSUFFICIENT NUMBER OF VOTES FOR EACH ITEM. THESE ITEMS WERE NOT APPROVED.

         FOR       AGAINST     ABSTAIN
      ---------------------------------
      INVESTMENT OBJECTIVES
      30,899,797  4,661,177   3,564,563

      INVESTMENT POLICIES
      30,989,668  4,571,306   3,564,563

      DIVERSIFICATION
      31,001,834  4,559,141   3,564,563

      BORROWING
      30,805,757  4,755,218   3,564,563

         FOR       AGAINST     ABSTAIN
      ---------------------------------

      SENIOR SECURITIES
      31,044,342  4,516,633   3,564,563

      CONCENTRATION
      31,017,433  4,543,541   3,564,563

      UNDERWRITING OF SECURITIES
      31,016,801  4,544,174   3,564,563

      INVESTMENT IN REAL ESTATE
      30,728,785  4,832,190   3,564,563

      PURCHASE OF COMMODITIES
      30,731,460  4,829,515   3,564,563

      LENDING
      30,885,314  4,675,661   3,564,563

      MARGIN PURCHASES AND SHORT SALES
      30,567,561  4,993,414   3,564,563

      PURCHASES OF SECURITIES OF
        RELATED ISSUERS
      30,949,151  4,611,824   3,564,563

      PLEDGING OF ASSETS
      30,640,322  4,920,653   3,564,563

      RESTRICTED AND ILLIQUID
        SECURITIES
      30,975,426  4,585,549   3,564,563

      PURCHASES OF SECURITIES
      31,045,572  4,515,402   3,564,563

      PURCHASES OF PUTS AND CALLS
      31,040,124  4,520,851   3,564,563

      INVESTMENT FOR THE PURPOSE OF
      EXERCISING CONTROL OR MANAGEMENT
      30,917,770  4,643,205   3,564,563

                                                                               9
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         FOR       AGAINST     ABSTAIN
      ---------------------------------
      INVESTMENT IN MINERAL EXPLORATION
      30,703,693  4,857,282   3,564,563

      INVESTMENT IN ISSUERS WITH SHORT
        HISTORIES
      31,011,499  4,549,476   3,564,563

      INVESTMENT IN OTHER INVESTMENT
        COMPANIES
      31,004,612  4,556,363   3,564,563

      INVESTMENT IN NON-US GOVERNMENT
        SECURITIES
      31,038,916  4,522,058   3,564,563

         FOR       AGAINST     ABSTAIN
      ---------------------------------

      INVESTMENT OTHER THAN IN
      ACCORDANCE WITH OBJECTIVE AND
      POLICIES
      30,889,267  4,671,708   3,564,563

      INVESTMENT IN MUNICIPAL
        SECURITIES
      30,986,254  4,574,721   3,564,563

                                         Tax-Exempt
                                         California
                                         Money Market
                                         Fund
                                         Semiannual
                                         Report
                                         March 31, 1999

PRINCIPAL UNDERWRITER:
KEMPER DISTRIBUTORS, INC.
222 S. Riverside Plaza, Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a Tax-Exempt California Money
Market Fund prospectus.

507626
TEC-3  1076570 6/1/99    [LOGO]printed on recycled paper